Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated March 16, 2012

to the Class A, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012 and February 29, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the paragraph above the heading “Total Returns as of December 31 each year (Class A shares)” and substitute:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 50% BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Preferred Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSAX
Preferred Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFCX
Preferred Securities Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSPX